Long-Term Debt - Long-Term Debt (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total long-term debt	$ 2,072	$ 1,910
Less current portion	(173)	(146)
Total long-term debt, less current portion	1,899	1,764
3.05% due 2020, floating interest rate at Libor + 1.099% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	13	25
2.84% due 2020, floating interest rate at Libor + 0.956% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	28	55
0.41% due 2020, floating interest rate at Euribor + 0.817% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	14	29
2.46% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	60	90
2.48% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	58	86
0.24% due 2028, floating interest rate at Euribor + 0.589% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	258	292
0.21% due 2029, floating interest rate at Euribor + 0.564% [Member]
Debt Instrument [Line Items]
Funding program loans from European Investment Bank	275
Zero-coupon, due 2022 (Tranche A) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	700	681
0.25% due 2024 (Tranche B) [Member] | Senior Unsecured Convertible Bonds [Member]
Debt Instrument [Line Items]
Senior unsecured convertible bonds	654	635
0.31% (weighted average), due 2020-2023, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable	$ 12	16
0.87% (weighted average), due 2020, fixed interest rate [Member]
Debt Instrument [Line Items]
Other Loans Payable		$ 1